UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22691

F/m Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Bernard Brick

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Oakhurst Fixed Income Fund

Oakhurst Short Duration Bond Fund

Oakhurst Short Duration
High Yield Credit Fund

SEMI-ANNUAL REPORT
February 28, 2023 (Unaudited)

OAKHURST FIXED INCOME FUND
Portfolio Information
February 28, 2023 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings
% of
Security Description	Net Assets
U.S. Treasury Bonds, 3.000%, due 05/15/42	4.0%
U.S. Treasury Notes, 2.750%, due 05/31/29	3.1%
U.S. Treasury Notes, 2.375%, due 05/15/29	3.0%
U.S. Treasury Notes, 2.875%, due 05/15/32	2.7%
U.S. Treasury Bonds, 2.500%, due 02/15/45	2.3%
U.S. Treasury Notes, 1.875%, due 02/15/32	2.1%
U.S. Treasury Bonds, 5.250%, due 02/15/29	2.0%
U.S. Treasury Notes, 2.750%, due 08/15/32	1.8%
Federal Farm Credit Bank, 1.150%, due 08/12/30	1.3%
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5, 2.500%, due 01/25/52	1.0%

OAKHURST SHORT DURATION BOND FUND
Portfolio Information
February 28, 2023 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings
% of
Security Description	Net Assets
U.S. Treasury Notes, 2.500%, due 01/31/25	2.2%
Sequoia Mortgage Trust, 144A, Series 2009-2-A1, 4.000%, due 06/25/49	1.8%
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5, 2.500%, due 01/25/52	1.8%
Air Canada Pass-Through Certificates, 144A, Series 2013-1-A, 4.125%, due 11/15/26	1.6%
FHLMC, Series 4710-PA, 3.000%, due 04/15/45	1.6%
Federal Home Loan Banks, 3.000%, due 02/23/24	1.6%
HOA Funding, LLC, 144A, Series 2021-1-B, 7.432%, due 08/20/51	1.5%
Wells Fargo Mortgage-Backed Securities, 144A Series 2020-1-A-1, 3.000%(a), due 12/25/49	1.5%
Drive Auto Receivables Trust, Series 2020-2-D, 3.050%, due 05/15/28	1.5%
Sequoia Mortgage Trust, 144A, Series 2019-5-A, 3.500%, due 12/25/49	1.5%

(a)	Variable rate security.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Portfolio Information
February 28, 2023 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings
% of
Security Description	Net Assets
Caesars Entertainment, Inc., 144A, 8.125%, due 07/01/27	1.7%
HOA Funding, LLC, 144A, Series 2021-1-B, 7.432%, due 08/20/51	1.7%
Coty, Inc., 144A, 6.500%, due 04/15/26	1.7%
Tilray, Inc., 5.000%, due 10/01/23	1.6%
Prime Security Services Borrower, LLC, 144A, 5.750%, due 04/15/26	1.6%
Energizer Holdings, Inc., 144A, 6.500%, due 12/31/27	1.6%
Hughs Satellite Systems Corporation, 6.625%, due 08/01/26	1.6%
Howard Midstream Energy Partners, 144A, 6.750%, due 01/15/27	1.6%
White Cap Parent, LLC, 144A, 8.250%, due 03/15/26	1.6%
Sunnova Energy Corporation, 144A, 5.875%, due 09/01/26	1.6%

OAKHURST FIXED INCOME FUND
Schedule of Investments
February 28, 2023 (Unaudited)
U.S. GOVERNMENT & AGENCIES — 26.4%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 1.3%
Federal Farm Credit Bank	1.150%	08/12/30	$2,000,000	$1,552,615

Federal Home Loan Bank — 1.0%
Federal Home Loan Bank	3.250%	05/20/27	1,250,000	1,178,462

Small Business Administration — 0.0% (a)
SBA	5.720%	01/01/29	25,899	25,338

Tennessee Valley Authority — 0.9%
Tennessee Valley Authority	4.650%	06/15/35	1,100,000	1,102,258

U.S. Treasury Bonds — 8.3%
U.S. Treasury Bonds	5.250%	02/15/29	2,272,000	2,399,711
U.S. Treasury Bonds	3.000%	05/15/42	5,699,000	4,839,252
U.S. Treasury Bonds	2.500%	02/15/45	3,608,000	2,749,409
				9,988,372
U.S. Treasury Notes — 14.9%
U.S. Treasury Notes	3.250%	06/30/27	670,000	642,834
U.S. Treasury Notes	2.875%	05/15/28	1,250,000	1,173,486
U.S. Treasury Notes	2.375%	05/15/29	3,987,000	3,606,833
U.S. Treasury Notes	2.750%	05/31/29	4,000,000	3,699,063
U.S. Treasury Notes	1.625%	05/15/31	1,340,000	1,125,757
U.S. Treasury Notes	1.875%	02/15/32	2,960,000	2,505,709
U.S. Treasury Notes	2.875%	05/15/32	3,500,000	3,216,719
U.S. Treasury Notes	2.750%	08/15/32	2,335,000	2,120,107
				18,090,508

Total U.S. Government & Agencies (Cost $36,019,388)				$31,937,553

MUNICIPAL BONDS — 0.2%	Coupon	Maturity	Par Value	Value
California State Health Facilities Financing Authority, Revenue Bond, Series 2019, (Cost $260,000)	2.704%	06/01/30	$260,000	$224,291

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
ASSET-BACKED SECURITIES — 8.6%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$1,394,900	$1,035,437
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (b)	4.083%	11/25/34	148,892	143,903
DB Master Finance, LLC, 144A, Series 2021-1-A-2-II	2.493%	11/20/51	1,459,525	1,230,406
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	1,228,125	1,181,896
Exeter Automobile Receivables Trust, Series 2021-2A-C	0.980%	06/15/26	1,000,000	967,886
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	1,000,000	910,004
Flagship Credit Auto Trust, 144A, Series 2020-4-D	2.180%	02/16/27	735,000	682,664
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	737,275	689,629
GLS Auto Receivables Issuer Trust, 144A, Series 2020-1-C	2.720%	11/17/25	1,120,846	1,108,798
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	700,000	550,104
Jack in the Box Funding, LLC, 144A, Series 2022-1-A-2-I	3.445%	02/26/52	872,200	770,521
Long Beach Mortgage Loan Trust, Series 2004-4-I-A1 (1*1MO LIBOR + 56) (b)	5.066%	10/25/34	726,683	669,069
Santander Drive Auto Receivables Trust, Series 2021-4-B	0.880%	06/15/26	515,000	506,346

Total Asset-Backed Securities (Cost $11,444,985)				$10,446,663

COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 6.9%
FHLMC, Series 3827-HA	3.500%	11/15/25	$66,435	$65,027
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	469,379
FHLMC, Series 2569-LD	5.500%	02/15/33	32,481	32,944
FHLMC, Series 3793-UA	4.000%	06/15/33	35,308	34,013

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 6.9% (Continued)
FHLMC, Series 5206-DV	3.500%	06/25/33	$1,118,446	$1,050,634
FHLMC, Pool #C9-1859	3.500%	12/01/35	240,479	228,332
FHLMC, Series 3622-WA	5.500%	09/15/39	167,346	168,989
FHLMC, Series 3843-JA	4.000%	04/15/40	10,635	10,446
FHLMC, Series 3940-PD	2.500%	02/15/41	125,512	118,554
FHLMC, Series 4226-AN	4.000%	04/15/41	20,532	20,359
FHLMC, Series 4077-AP	4.000%	01/15/42	36,563	35,069
FHLMC, Series 4183-PA	3.500%	01/15/43	40,044	39,003
FHLMC, Series 4566-CA	3.000%	01/15/43	111,982	109,523
FHLMC, Series 5245-CB	4.000%	12/25/46	1,135,245	1,094,635
FHLMC, Series 5227-JQ	4.000%	04/25/47	1,161,719	1,113,078
FHLMC, Series 4753-JA	3.000%	12/15/47	105,711	95,388
FHLMC, Series 4760-A	3.000%	02/15/48	742,073	689,564
FHLMC, Series 4960-PD	2.000%	10/25/49	801,301	672,233
FHLMC, Series 5252-BA	4.000%	02/25/50	1,215,598	1,170,189
FHLMC, Series 5231-LV	4.500%	05/25/52	1,171,324	1,134,851
				8,352,210

Federal National Mortgage Association — 4.7%
FNMA, Series 2005-80-BA	5.000%	04/25/29	24,072	24,101
FNMA, Series 2009-96-DB	4.000%	11/25/29	82,908	80,398
FNMA, Pool #FM5329	2.000%	01/01/31	585,231	533,872
FNMA, Pool #MA1201	3.500%	10/01/32	100,201	95,782
FNMA, Series 2022-22-EV	4.000%	07/25/33	800,488	771,356
FNMA, Series 2004-W3-A-7	5.500%	05/25/34	521,221	520,004
FNMA, Pool #FS0862	2.500%	12/01/36	1,031,626	947,042
FNMA, Pool #MA0584	4.500%	10/01/40	9,432	8,975
FNMA, Series 2013-13-MA	4.000%	01/25/43	246,082	237,309
FNMA, Series 2016-49-LA	3.500%	01/25/43	152,478	147,364
FNMA, Series 2014-80-KA	2.000%	03/25/44	284,604	218,005
FNMA, Series 2016-24-HA	3.000%	04/25/44	68,111	65,357
FNMA, Series 2017-22-EC	3.000%	06/25/44	158,434	152,118
FNMA, Series 2016-89-CG	3.000%	04/25/46	131,239	120,026
FNMA, Series 2017-105-N	3.000%	01/25/48	1,376,944	1,240,979
FNMA, Series 2019-33-N	3.000%	03/25/48	307,917	284,919
FNMA, Series 2018-45-AB	3.000%	06/25/48	228,590	206,005
				5,653,612

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 8.1%
GNMA, Series 2020-078-CB	5.000%	09/20/34	$240,196	$237,911
GNMA, Series 2009-104-KA	4.500%	08/16/39	16,746	16,582
GNMA, Series 2017-084-JD	3.000%	05/20/47	39,190	35,008
GNMA, Series 2018-006-JA	2.750%	01/20/48	224,861	205,541
GNMA, Series 2019-061-KU	3.500%	05/20/49	893,768	823,227
GNMA, Series 2019-099-JC	3.000%	08/20/49	76,250	69,387
GNMA, Series 2019-152-HA	3.500%	08/20/49	169,534	161,103
GNMA, Series 2020-05-NA	3.500%	12/20/49	243,669	225,268
GNMA, Series 2020-133-A (b)	5.935%	05/01/50	263,400	271,102
GNMA, Series 2020-084-WA	3.500%	06/20/50	177,352	162,124
GNMA, Series 2020-095-NB	4.500%	07/20/50	25,182	23,034
GNMA, Series 2020-122-DP	2.500%	07/20/50	1,267,301	1,097,162
GNMA, Series 2022-078-LA	4.500%	07/20/50	1,091,510	1,071,553
GNMA, Series 2020-123-PB	2.250%	08/20/50	620,833	527,470
GNMA, Series 2020-133-HA	3.500%	09/20/50	334,418	303,815
GNMA, Series 2020-134-NP	2.500%	09/20/50	974,072	827,549
GNMA, Series 2020-183-AY	2.000%	11/20/50	954,649	800,969
GNMA, Series 2022-075-PA	4.000%	04/20/51	1,198,737	1,147,725
GNMA, Series 2022-20-KA	2.500%	01/20/52	1,167,923	1,040,661
GNMA, Series 2022-024-BC	4.000%	02/20/52	785,715	748,583
				9,795,774
Non-Agency — 12.1%
ABN AMRO Mortgage Corporation, Series 2003-12-1A	5.000%	12/25/33	97,102	92,291
Bank of America Funding Corporation, Series 2003-J-2-A-1 (b)	3.796%	11/25/33	265,313	235,215
Bank of America Funding Corporation, Series 2004-A-3-A-1 (b)	4.296%	02/25/34	42,422	41,374
Bear Stearns ALT-A Trust, Series 2003-6-II-A-1 (b)	4.301%	01/25/34	180,893	161,132
Countrywide Home Loans, Inc., Series 2003-49-A-9 (b)	3.981%	12/19/33	38,553	34,425
Credit Suisse First Boston Mortgage Securities Company, Series 2002-AR31-IV-A-2 (b)	4.245%	11/25/32	39,549	37,775
Credit Suisse First Boston Mortgage Securities Company, Series 2003-11-I-A-31	5.500%	06/25/33	23,175	22,273
CSMC Mortgage Trust, 144A, Series 2013-IVR1-A-2	3.000%	03/25/43	370,500	325,162

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 12.1% (Continued)
GS Mortgage-Backed Securities, 144A, Series 2021-PJ1-A-4 (b)	2.500%	06/25/51	$644,492	$499,259
HarborView Mortgage Loan Trust, Series 2003-1-A (b)	3.692%	05/19/33	44,161	38,402
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (b)	5.030%	06/19/34	54,845	47,936
Impac CMB Trust, Series 2004-10-4-A-2 (1*1MO LIBOR + 94) (b)	5.446%	03/25/35	48,010	43,361
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (b)	5.106%	05/25/35	300,552	264,374
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (b)	5.006%	05/25/37	778,775	719,029
Impac CMB Trust, 144A, Series 2007-A-M-1 (1*1MO LIBOR + 80) (b)	5.306%	05/25/37	283,653	262,394
Impac Secured Assets Corporation, Series 2003-3-A-1 (b)	5.200%	08/25/33	26,575	25,259
Impac Secured Assets Corporation, Series 2006-1-2-A-1 (1*1MO LIBOR + 70) (b)	5.206%	05/25/36	93,262	78,855
JPMorgan Alternative Loan Trust, Series 2005-A2-1-A-1 (1*1MO LIBOR + 52) (b)	5.026%	01/25/36	3,549	3,543
JPMorgan Mortgage Trust, Series 2003-A1-1-A-1 (b)	2.925%	10/25/33	87,601	78,012
JPMorgan Mortgage Trust, Series 2004-A1-4-A-1 (b)	3.115%	02/25/34	73,801	68,914
JPMorgan Mortgage Trust, Series 2004-A3-S-F-3 (b)	3.084%	06/25/34	90,490	82,908
JPMorgan Mortgage Trust, Series 2004-A4-2-A-2 (b)	4.082%	09/25/34	593,854	518,877
JPMorgan Mortgage Trust, Series 2004-A5-2-A-1 (b)	3.735%	12/25/34	27,854	27,660
JPMorgan Mortgage Trust, 144A, Series 2013-3-A-3 (b)	3.353%	07/25/43	56,859	51,227
JPMorgan Mortgage Trust, 144A, Series 2017-A-A-3 (b)	3.500%	05/25/47	117,239	102,107
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (b)	3.500%	06/25/48	447,604	403,137

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 12.1% (Continued)
Master Adjustable Rate Mortgage Trust, Series 2003-3-2-A-1 (b)	3.823%	09/25/33	$50,533	$43,934
Master Asset Securitization Trust, Series 2004-1-3-A-7	5.250%	01/25/34	41,191	38,791
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-I-A (b)	2.855%	05/25/34	117,088	103,343
Merrill Lynch Mortgage Investors Trust, Series 2004-1-A-2 (1*1MO LIBOR + 90) (b)	5.406%	11/25/34	819,777	760,460
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-I-A (b)	4.324%	12/25/34	235,764	224,254
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (b)	3.750%	12/25/52	39,617	35,881
New Residential Mortgage Loan Trust, 144A, Series 2015-2-A-2 (b)	3.750%	08/25/55	202,326	184,807
New Residential Mortgage Loan Trust, 144A, Series 2017-3-A-1 (b)	4.000%	04/25/57	223,972	210,276
Opteum Mortgage Acceptance Corporation, Series 2005-5-IIA1D2 (b)	5.850%	12/25/35	22,350	22,089
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5	2.500%	01/25/52	1,477,630	1,267,297
SBA Tower Trust, 144A, Series 2020-1-2-1C	1.884%	07/15/50	1,150,000	1,018,004
SBA Tower Trust, 144A, Series 2020-1-2-2C	2.328%	07/15/52	10,000	8,617
Sequoia Mortgage Trust, Series 2003-8-A-1 (1*1MO LIBOR + 64) (b)	5.126%	01/20/34	247,405	230,652
Sequoia Mortgage Trust, Series 2004-6-A-2 (1*1MO LIBOR + 56) (b)	5.046%	07/20/34	92,939	81,498
Sequoia Mortgage Trust, 144A, Series 2013-5-A-1 (b)	2.500%	05/25/43	175,431	148,302
Sequoia Mortgage Trust, Series 2013-6-A-2 (b)	3.000%	05/25/43	215,607	187,936
Sequoia Mortgage Trust, 144A, Series 2019-4-A-1	3.500%	11/25/49	588,897	519,268

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 12.1% (Continued)
Sequoia Mortgage Trust, 144A, Series 2019-5-A	3.500%	12/25/49	$282,485	$252,078
Sequoia Mortgage Trust, 144A, Series 2020-4-A-2	2.500%	11/25/50	580,204	467,812
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4-A4 (b)	4.570%	02/25/34	86,358	80,460
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (b)	5.170%	02/19/35	1,049,315	967,146
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A-1 (1*1MO LIBOR + 70) (b)	5.170%	01/19/34	29,078	27,233
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-IA1 (1*1MO LIBOR + 70) (b)	5.170%	12/19/34	69,056	61,315
Structured Asset Securities Corporation, Series 2003-9A-2-A1 (b)	3.857%	03/25/33	68,898	65,488
Structured Asset Securities Corporation, Series 2003-34A-5-A4 (b)	4.215%	11/25/33	129,219	117,129
Terwin Mortgage Trust, 144A, Series 2004-1HE-M-1	5.631%	02/25/34	301,936	283,380
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-III-A1	5.500%	05/25/33	25,573	24,757
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (b)	3.819%	08/25/33	476,974	433,596
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (b)	4.171%	08/25/33	179,406	169,420
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (b)	3.107%	02/27/34	95,082	88,397
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR2-1-A-1A (1*1MO LIBOR + 66) (b)	5.166%	01/25/45	993,246	905,061

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 31.8% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 12.1% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1*1MO LIBOR + 156) (b)	6.066%	10/25/45	$150,942	$142,660
Wells Fargo Alternative Loan Trust, Series 2002-1-I-A-1	6.250%	08/25/32	232,944	222,458
Wells Fargo Mortgage-Backed Securities, 144A, Series 2021-RR1-A-3	2.500%	12/25/50	1,137,897	989,161
				14,647,861

Total Collateralized Mortgage Obligations (Cost $42,078,909)				$38,449,457

CORPORATE BONDS — 32.2%	Coupon	Maturity	Par Value	Value
Communications — 2.2%
CBS Corporation	7.875%	07/30/30	$765,000	$823,911
Discovery Communications, LLC	5.000%	09/20/37	1,125,000	954,871
T-Mobile USA, Inc.	2.050%	02/15/28	1,073,000	920,988
				2,699,770
Consumer Discretionary — 0.7%
Genting NY, LLC, 144A	3.300%	02/15/26	1,025,000	894,479

Consumer Staples — 0.8%
Flowers Foods, Inc.	2.400%	03/15/31	1,128,000	905,328

Energy — 2.3%
Enbridge, Inc.	3.125%	11/15/29	1,059,000	922,955
Grey Oak Pipeline, LLC, 144A	3.450%	10/15/27	1,013,000	891,876
Phillips 66 Partners, L.P.	3.550%	10/01/26	643,000	570,005
Phillips 66 Partners, L.P.	3.750%	03/01/28	471,000	401,334
				2,786,170
Financials — 12.7%
AerCap Ireland Capital Ltd.	3.300%	01/30/32	1,075,000	859,886
Antares Holdings, L.P.	3.950%	07/15/26	1,070,000	934,068
Aviation Capital Group, LLC, 144A	1.950%	01/30/26	1,102,000	972,386
Bank of America Corporation (1*3MO LIBOR + 104) (b)	3.419%	12/20/28	984,000	895,817
Barings BDC, Inc.	3.300%	11/23/26	1,040,000	918,732
Blackstone Private Credit Fund	3.250%	03/15/27	1,050,000	905,035

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 32.2% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 12.7% (Continued)
Drawbridge Special Opportunities Fund, L.P., 144A	3.875%	02/15/26	$937,000	$853,306
Fairfax Financial Holdings Ltd.	4.850%	04/17/28	938,000	899,056
Fidelity National Financial, Inc.	3.400%	06/15/30	899,000	772,844
First American Financial Corporation	4.000%	05/15/30	1,017,000	903,255
FS KKR Capital Corporation	3.400%	01/15/26	983,000	886,998
GE Capital Funding, LLC	4.400%	05/15/30	580,000	531,943
Goldman Sachs Group, Inc.	6.125%	02/15/33	870,000	916,500
Icahn Enterprises, L.P.	4.375%	02/01/29	750,000	647,777
Jackson Financial, Inc.	3.125%	11/23/31	1,100,000	879,598
New York Community Bancorp, Inc. (3MO LIBOR + 278) (b)	5.900%	11/06/28	730,000	711,579
Owl Rock Capital Corporation	2.625%	01/15/27	1,072,000	912,137
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	935,000
				15,335,917
Health Care — 1.4%
Bristol-Myers Squibb Company	5.875%	11/15/36	485,000	508,110
CVS Health Corporation	6.943%	01/10/30	340,411	349,870
CVS Pass-Through Trust, 144A, Series 2013	4.704%	01/10/36	211,811	193,301
CVS Pass-Through Trust, 144A, Series 2014	4.163%	08/11/36	681,484	601,477
				1,652,758
Industrials — 4.8%
Air Canada Pass-Through Certificates, 144A, Series 2013-1-A	4.125%	11/15/26	468,016	443,806
Air Canada Pass-Through Certificates, 144A, Series 2017-1-A	3.550%	07/15/31	962,000	828,171
American Airlines Group Pass-Through Certificates, Series 2019-1-AA	3.150%	08/15/33	1,070,051	931,587
Delta Air Lines Pass-Through Trust, Series 2019-1-AA	3.204%	10/25/25	435,000	426,049
MasTec, Inc., 144A	4.500%	08/15/28	975,000	885,109
Roper Technologies, Inc.	2.950%	09/15/29	1,035,000	899,629
U.S. Airways Pass-Through Trust, Series 2011-1-A	7.125%	04/22/25	342,717	343,099

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 32.2% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 4.8% (Continued)
United Airlines Pass-Through Certificates, Series 2020-1-A	5.875%	04/15/29	$984,666	$977,911
				5,735,361
Materials — 0.7%
Georgia-Pacific, LLC	7.750%	11/15/29	780,000	874,348

Real Estate — 1.5%
American Homes 4 Rent	2.375%	07/15/31	1,128,000	885,946
Crown Castle International Corporation	4.000%	03/01/27	875,000	832,767
Public Storage	2.250%	11/09/31	130,000	104,530
				1,823,243
Technology — 3.8%
Broadcom Corporation	4.300%	11/15/32	1,106,000	979,948
Hewlett Packard Enterprise Company	6.200%	10/15/35	857,000	882,351
NXP B.V./NXP Funding, LLC	2.500%	05/11/31	1,167,000	920,372
Science Applications International Corporation	5.500%	07/01/33	1,000,000	938,090
TD SYNNEX Corporation	2.375%	08/09/28	1,089,000	898,200
				4,618,961
Utilities — 1.3%
Elwood Energy, LLC	8.159%	07/05/26	331,822	295,321
Entergy New Orleans, LLC	4.000%	06/01/26	700,000	667,143
NSG Holdings, LLC, 144A	7.750%	12/15/25	633,297	620,631
				1,583,095

Total Corporate Bonds (Cost $43,477,603)				$38,909,430

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)
MONEY MARKET FUNDS — 0.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.51% (c) (Cost $485,118)	485,118	$485,118

Total Investments at Value — 99.6% (Cost $133,766,003)		$120,452,512

Other Assets in Excess of Liabilities — 0.4%		497,843

Net Assets — 100.0%		$120,950,355

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $23,091,199 as of February 28, 2023, representing 19.1% of net assets.

COF 11 - Cost of funds for the 11th District of San Francisco

LIBOR - London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	The rate shown is the 7-day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments
February 28, 2023 (Unaudited)
U.S. GOVERNMENT &
AGENCIES — 3.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank — 1.6%
Federal Home Loan Banks	3.000%	02/23/24	$700,000	$684,684

Small Business Administration — 0.0% (a)
SBA	5.510%	11/01/27	23,345	22,971

U.S. Treasury Notes — 2.2%
U.S. Treasury Notes	2.500%	01/31/25	1,000,000	957,578

Total U.S. Government & Agencies (Cost $1,719,871)				$1,665,233

ASSET-BACKED SECURITIES — 13.7%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1*1MO LIBOR + 120) (b)	5.706%	10/25/34	$73,021	$71,341
ACE Securities Corporation, Series 2003-NC1-A-2A (1*1MO LIBOR + 84) (b)	5.346%	07/25/33	234,621	213,741
Argent Securities, Inc., Series 2004-W10-A-2 (1*1MO LIBOR + 78) (b)	5.286%	10/25/34	266,674	257,894
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	607,913	451,254
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (b)	4.083%	11/25/34	152,019	146,925
Countrywide Home Loans, Inc., Series 2004-6-2-A-5 (1*1MO LIBOR + 78) (b)	4.083%	11/25/34	579,813	548,071
DB Master Finance, LLC, 144A, Series 2021-1-A-2-I	2.045%	11/20/51	676,438	583,552
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	609,375	586,437
Drive Auto Receivables Trust, Series 2020-2-D	3.050%	05/15/28	670,000	654,266
Drive Auto Receivables Trust, Series 2021-1-C	1.020%	06/15/27	472,646	462,816

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
ASSET-BACKED SECURITIES — 13.7% (Continued)	Coupon	Maturity	Par Value	Value
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	$450,000	$409,502
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	865,000	679,772
Mortgage IT Trust, Series 2005-5-A-1 (1*1MO LIBOR + 52) (b)	5.026%	12/25/35	390,074	366,977
Soundview Home Equity Loan Trust, Series 2003-2-A-2 (1*1MO LIBOR + 130) (b)	5.806%	11/25/33	221,226	217,647
Thornburg Mortgage Trust, Series 2003-4-A-1 (1*1MO LIBOR + 64)	5.146%	09/25/43	413,321	384,639

Total Asset-Backed Securities (Cost $6,698,852)				$6,034,834

COLLATERALIZED MORTGAGE OBLIGATIONS — 37.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 7.6%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$153,848	$150,278
FHLMC, Series 2580-PY	4.000%	03/15/33	10,150	9,661
FHLMC, Series 3664-DA	4.000%	11/15/37	324,077	316,421
FHLMC, Series 3597-LH	4.500%	07/15/39	157,332	153,473
FHLMC, Series 4444-CH	3.000%	01/15/41	59,081	58,872
FHLMC, Series 4312-GA	2.500%	12/15/41	61,550	58,116
FHLMC, Series 4768-E	3.500%	09/15/42	360,658	352,099
FHLMC, Series 4319-PM	3.000%	03/15/43	566,907	540,549
FHLMC, Series 4570-PA	3.000%	03/15/44	432,253	404,075
FHLMC, Series 4710-PA	3.000%	04/15/45	728,337	685,825
FHLMC, Series 4938-BL	2.250%	07/25/49	439,065	379,942
FHLMC, Series 4960-PD	2.000%	10/25/49	267,100	224,078
				3,333,389
Federal National Mortgage Association — 5.3%
FNMA, Series 2003-48-TC	5.000%	06/25/23	1,275	1,269
FNMA, Series 2010-112-CY	4.000%	10/25/25	62,141	61,333
FNMA, Pool #AL0300	4.500%	06/01/26	91,792	90,940
FNMA, Series 2012-41-BA	2.500%	04/25/27	293,227	279,735
FNMA, Pool #AL4309	4.000%	10/01/28	172,411	168,199

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 37.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 5.3% (Continued)
FNMA, Series 2005-80-BA	5.000%	04/25/29	$84,252	$84,353
FNMA, Series 2005-109-PC	6.000%	12/25/35	48,313	48,630
FNMA, Series 2008-17-PA	4.500%	10/25/37	118,995	116,678
FNMA, Series 2008-49-PA	5.000%	04/25/38	93,177	90,757
FNMA, Series 2010-152-DA	3.000%	05/25/39	105,133	103,141
FNMA, Series 2009-94-DA	4.500%	10/25/39	207,675	199,377
FNMA, Series 2012-102-PA	4.500%	03/25/41	13,139	12,923
FNMA, Series 2012-136-PD	2.500%	11/25/42	251,868	238,461
FNMA, Series 2013-82-BP	2.750%	12/25/42	346,500	317,996
FNMA, Series 2014-80-KA	2.000%	03/25/44	88,249	67,598
FNMA, Series 2016-72-AP	4.000%	07/25/44	97,762	92,666
FNMA, Series 2018-14-PA	3.500%	04/25/47	370,117	349,516
				2,323,572
Government National Mortgage Association — 1.7%
GNMA, Pool #615735X	5.000%	07/15/23	2,358	2,357
GNMA, Series 2011-26-PA	4.000%	07/20/40	40,703	40,343
GNMA, Series 2012-10-LD	3.000%	07/20/40	22,453	22,357
GNMA, Series 2018-131-PG	3.000%	09/20/48	97,638	89,520
GNMA, Series 2019-024-PE	3.250%	02/20/49	211,752	196,985
GNMA, Series 2019-065-EB	3.000%	05/20/49	184,192	164,563
GNMA, Series 2019-152-HA	3.500%	08/20/49	167,626	159,290
GNMA, Series 2020-095-NB	4.500%	07/20/50	70,604	64,581
				739,996
Non-Agency — 23.3%
Adjustable Rate Mortgage Trust, Series 2004-5-4-A-1 (b)	3.849%	04/25/35	110,475	109,901
American General Mortgage Loan Trust, 144A, Series 2006-1-A-5 (b)	5.750%	12/25/35	1,354	1,455
American Home Mortgage Investment Trust, Series 2004-3-IV-A (1*6MO LIBOR + 150) (b)	3.571%	10/25/34	367,323	363,799
American Home Mortgage Investment Trust, Series 2004-3-VI-A1 (c)	4.820%	10/25/34	13,518	13,143
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A-1 (1*H15T1Y + 210) (b)	6.080%	09/25/35	97,282	96,755

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 37.9% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 23.3% (Continued)
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-II-A-1 (d)	0.000%	03/25/23	$12,056	$2
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-II-A-1 (b)	3.356%	03/25/34	30,442	28,970
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (b)	4.123%	10/25/33	77,155	74,935
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A-1	5.500%	09/25/34	22,593	22,095
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A-2 (1*1MO LIBOR + 50) (b)	5.006%	06/25/35	46,840	42,861
GSR Mortgage Loan Trust, Series 2003-7F-IA-4	5.250%	06/25/33	169,411	167,274
GSR Mortgage Loan Trust, Series 2005-AR6-1A-1 (b)	4.111%	09/25/35	11,070	10,759
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (b)	5.030%	06/19/34	31,340	27,392
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (b)	5.106%	05/25/35	179,971	158,308
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (b)	5.006%	05/25/37	131,625	121,527
JPMorgan Alternative Loan Trust, Series 2005-A2-1-A-1 (1*1MO LIBOR + 52) (b)	5.026%	01/25/36	12,329	12,308
JPMorgan Mortgage Trust, Series 2003-A1-4-A-5 (b)	2.976%	10/25/33	47,698	44,535
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (b)	3.500%	06/25/48	566,965	510,641
JPMorgan Mortgage Trust, 144A, Series 2018-8-A-3 (b)	4.000%	01/25/49	99,743	92,167
Master Adjustable Rate Mortgages Trust, Series 2004-13-2-A-1 (b)	4.064%	04/21/34	99,207	93,227
Master Adjustable Rate Mortgages Trust, Series 2004-6-4-A-6 (b)	3.871%	07/25/34	222,293	219,693

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 37.9% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 23.3% (Continued)
Master Seasoned Securitization Trust, Series 2005-1-1-A-1 (b)	5.854%	09/25/32	$355,770	$349,432
MASTR Asset Alternative Loans Trust, Series 2003-1-2-A-1	6.500%	01/25/33	329,046	316,756
MASTR Asset Securitization Trust, Series 2003-12-1-A-1	5.250%	12/25/24	26,706	26,310
MASTR Asset Securitization Trust, Series 2003-11-7-A-5	5.250%	12/25/33	194,756	187,564
Mellon Residential Funding Corporation, Series 2000-TBC2-A-1 (1*1MO LIBOR + 48) (b)	5.068%	06/15/30	605,517	583,822
MLCC Mortgage Investors, Inc., Series 2003-B-A-1 (1*1MO LIBOR + 68) (b)	5.186%	04/25/28	29,785	27,830
MLCC Mortgage Investors, Inc., Series 2003-E-A-2 (1*6MO LIBOR + 66) (b)	4.226%	10/25/28	419,252	397,938
Mortgage IT Trust, Series 2004-2-M-1 (1*1MO LIBOR + 82.5) (b)	5.331%	12/25/34	493,591	464,468
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (b)	3.750%	12/25/52	257,513	233,229
Provident Funding Mortgage Trust, 144A, Series 2019-2-A-2 (b)	3.000%	12/25/49	651,170	553,001
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5	2.500%	01/25/52	923,519	792,060
SBA Tower Trust, 144A, Series 2020-1-2-1C	1.884%	07/15/50	600,000	531,133
Sequoia Mortgage Trust, 144A, Series 2019-2-A1	4.000%	06/25/49	863,952	797,851
Sequoia Mortgage Trust, 144A, Series 2019-5-A	3.500%	12/25/49	727,939	649,583
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3-A3 (b)	4.123%	09/25/34	30,708	29,308
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (b)	5.170%	02/19/35	360,969	332,702

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
COLLATERALIZED MORTGAGE OBLIGATIONS — 37.9% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 23.3% (Continued)
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-I-A-1 (1*1MO LIBOR + 60) (b)	5.070%	07/19/34	$695,275	$615,528
Structured Asset Securities Corporation, Series 2003-34A-3-A4 (b)	3.986%	11/25/33	51,871	50,241
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (b)	3.819%	08/25/33	112,488	102,258
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (b)	4.171%	08/25/33	78,885	74,494
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (b)	3.107%	02/27/34	17,288	16,072
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A12 (b)	3.671%	07/25/34	10,402	10,489
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A-6 (b)	3.671%	07/25/34	250,668	252,759
Wells Fargo Mortgage-Backed Securities, 144A, Series 2020-1-A-1 (b)	3.000%	12/25/49	783,140	666,052
				10,272,627

Total Collateralized Mortgage Obligations (Cost $18,002,549)				$16,669,584

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 42.9%	Coupon	Maturity	Par Value	Value
Communications — 3.0%
Discovery Communications, LLC	3.450%	03/15/25	$500,000	$475,656
Magallanes, Inc., 144A	3.428%	03/15/24	420,000	409,929
TFCF America, Inc.	3.700%	09/15/24	450,000	435,038
				1,320,623
Consumer Discretionary — 1.1%
AutoNation, Inc.	4.500%	10/01/25	475,000	461,717

Energy — 3.3%
El Paso Natural Gas Company, LLC	7.500%	11/15/26	403,000	426,980
Grey Oak Pipeline, LLC, 144A	2.000%	09/15/23	550,000	538,956
Phillips 66 Partners, L.P.	3.605%	02/15/25	514,000	485,945
				1,451,881
Financials — 18.9%
AerCap Ireland Capital D.A.C.	4.500%	09/15/23	400,000	397,315
Ally Financial, Inc.	5.800%	05/01/25	475,000	475,273
Antares Holdings, L.P., 144A	8.500%	05/18/25	525,000	524,978
Ares Capital Corporation	4.250%	03/01/25	475,000	455,832
Athene Global Funding, 144A	2.750%	06/25/24	550,000	523,889
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	500,000	469,486
Blackstone Private Credit Fund	2.350%	11/22/24	475,000	442,887
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	450,000	440,791
Fidelity & Guaranty Life Holdings, Inc., 144A	5.500%	05/01/25	475,000	471,349
First Horizon National Corporation	4.000%	05/26/25	475,000	459,635
FS KKR Capital Corporation	4.625%	07/15/24	475,000	462,406
Goldman Sachs BDC, Inc.	3.750%	02/10/25	475,000	456,242
Goldman Sachs Group, Inc.	3.500%	01/23/25	475,000	459,069
Icahn Enterprises, L.P.	4.750%	09/15/24	400,000	388,696
Morgan Stanley	4.000%	07/23/25	475,000	463,375
Owl Rock Capital Corporation	3.750%	07/22/25	500,000	467,520
PennyMac Mortgage Investment Trust	5.500%	11/01/24	550,000	514,250
Wells Fargo & Company	3.908%	04/25/26	475,000	458,135
				8,331,128
Health Care — 0.8%
CVS Pass-Through Trust	5.880%	01/10/28	34,184	33,887
CVS Pass-Through Trust	6.036%	12/10/28	338,338	334,068
				367,955

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 42.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 7.0%
Air Canada Pass-Through Certificates, 144A, Series 2013-1-A	4.125%	11/15/26	$729,420	$691,688
American Airlines Group Pass-Through Certificates, Series 2013-1-A	4.000%	01/15/27	413,202	381,842
Delta Air Lines Pass-Through Certificates, Series 2019-1-A	3.404%	10/25/25	146,000	140,476
Delta Air Lines Pass-Through Trust, Series 2019-1-AA	3.204%	10/25/25	375,000	367,283
Ryder System, Inc., Series MTN	4.625%	06/01/25	475,000	464,115
Southwest Airlines Company	5.250%	05/04/25	450,000	448,113
United Airlines Pass-Through Trust, Series 2020-1B-B	4.875%	07/15/27	607,740	589,046
				3,082,563
Real Estate — 1.1%
American Tower Corporation	4.000%	06/01/25	475,000	459,836

Technology — 5.2%
Dell International, LLC	5.850%	07/15/25	451,000	453,694
Leidos, Inc.	3.625%	05/15/25	460,000	442,127
Microchip Technology, Inc.	4.250%	09/01/25	488,000	472,537
Oracle Corporation	2.950%	05/15/25	500,000	474,125
TD SYNNEX Corporation	1.250%	08/09/24	484,000	452,900
				2,295,383
Utilities — 2.5%
Elwood Energy, LLC	8.159%	07/05/26	301,428	268,271
Entergy New Orleans, LLC	4.000%	06/01/26	475,000	452,704
NSG Holdings, LLC, 144A	7.750%	12/15/25	395,624	387,711
				1,108,686

Total Corporate Bonds (Cost $19,802,202)				$18,879,772

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)
MONEY MARKET FUNDS — 1.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.51% (e) (Cost $477,771)	477,771	$477,771

Total Investments at Value — 99.4% (Cost $46,701,245)		$43,727,194

Other Assets in Excess of Liabilities — 0.6%		272,984

Net Assets — 100.0%		$44,000,178

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $12,117,993 as of February 28, 2023, representing 27.5% of net assets.

COF 11 - Cost of funds for the 11th District of San Francisco.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

LIBOR - London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Step Coupon. Rate shown is the coupon in effect as of February 28, 2023.

(d)	Illiquid security. Total value of illiquid securities held as of February 28, 2023 was $2, representing 0.0% (a) of net assets.

(e)	The rate shown is the 7-day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments
February 28, 2023 (Unaudited)
ASSET-BACKED SECURITIES — 6.8%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$541,938	$402,281
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	750,000	682,503
Fat Brands Twin Peaks, LLC, 144A, Series 2021-1-B-2	9.000%	07/25/51	1,000,000	879,992
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	478,750	447,811
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	1,250,000	982,329
NPR Finance Ltd., 144A, Series 2019-2-C-1	6.441%	11/19/49	683,036	604,894

Total Asset-Backed Securities (Cost $4,619,755)				$3,999,810

CORPORATE BONDS — 90.6%	Coupon	Maturity	Par Value	Value
Communications — 14.1%
Centerfield Media Parent, Inc., 144A	6.625%	08/01/26	$750,000	$501,052
Connect Finco SARL/U.S. Finco, LLC, 144A	6.750%	10/01/26	1,000,000	925,046
DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.	4.450%	04/01/24	335,000	301,500
DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.	3.950%	01/15/25	438,000	341,800
DISH DBS Corporation	5.875%	11/15/24	950,000	886,521
GrubHub Holdings, Inc., 144A	5.500%	07/01/27	700,000	553,000
Hughes Satellite Systems Corporation	6.625%	08/01/26	1,015,000	955,369
iHeartCommunications, Inc.	8.375%	05/01/27	750,000	660,000
Lumen Technologies, Inc., 144A	4.000%	02/15/27	1,050,000	806,295
Scripps Escrow, Inc., 144A	5.875%	07/15/27	750,000	600,571
Terrier Media Buyer, Inc, 144A	8.875%	12/15/27	750,000	504,735
Uber Technologies, Inc., 144A	6.250%	01/15/28	750,000	737,070
Zayo Group Holdings, Inc., 144A	4.000%	03/01/27	750,000	577,500
				8,350,459
Consumer Discretionary — 11.7%
Caesars Entertainment, Inc., 144A	8.125%	07/01/27	1,000,000	1,009,388
Carnival Corporation, 144A	7.625%	03/01/26	1,000,000	900,615

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 90.6% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 11.7% (Continued)
Ford Motor Credit Company, LLC	4.271%	01/09/27	$1,000,000	$907,469
Genting NY, LLC, 144A	3.300%	02/15/26	750,000	654,497
Lucid Group, Inc.	1.250%	12/15/26	1,430,000	858,000
NCL Corporation Ltd., 144A	3.625%	12/15/24	950,000	892,145
Rakuten Group, Inc., 144A	10.250%	11/30/24	750,000	750,037
White Cap Parent, LLC, 144A (a)	8.250%	03/15/26	1,000,000	942,708
				6,914,859
Consumer Staples — 4.9%
Coty, Inc., 144A	6.500%	04/15/26	1,000,000	979,850
Energizer Holdings, Inc., 144A	6.500%	12/31/27	1,000,000	962,230
Tilray, Inc.	5.000%	10/01/23	1,000,000	976,347
				2,918,427
Energy — 10.3%
Antero Midstream Partners, L.P., 144A	5.750%	03/01/27	900,000	849,609
Ascent Resources Utica Holdings, LLC, 144A	7.000%	11/01/26	950,000	922,022
Crestwood Midstream Partners, L.P., 144A	5.625%	05/01/27	750,000	690,254
Howard Midstream Energy Partners, 144A	6.750%	01/15/27	1,000,000	952,230
New Fortress Energy, Inc., 144A	6.500%	09/30/26	950,000	869,250
SM energy Company	6.625%	01/15/27	930,000	881,175
Sunnova Energy Corporation, 144A	5.875%	09/01/26	1,080,000	941,112
				6,105,652
Financials — 19.2%
Acrisure, LLC/Acrisure Financial, Inc., 144A	10.125%	08/01/26	925,000	920,955
Antares Holdings, L.P., 144A	2.750%	01/15/27	1,100,000	909,766
Burford Capital Global, 144A	6.250%	04/15/28	750,000	656,245
Enova International, Inc., 144A	8.500%	09/15/25	900,000	863,813
Fly Leasing Ltd., 144A	7.000%	10/15/24	750,000	653,080
INTL FCStone, Inc., 144A	8.625%	06/15/25	750,000	761,010
Jefferson Capital Holdings, LLC, 144A	6.000%	08/15/26	750,000	635,587
MBIA, Inc.	7.000%	12/15/25	925,000	907,656
Midcap Financial Issuer Trust, 144A	6.500%	05/01/28	950,000	819,375

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 90.6% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 19.2% (Continued)
Navient Corporation	5.000%	03/15/27	$1,000,000	$889,000
New York Community Bancorp, Inc.	5.900%	11/06/28	758,000	738,872
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	935,000
United Shore Financial Services, LLC, 144A	5.500%	11/15/25	950,000	874,979
XPO Escrow Sub, LLC, 144A	7.500%	11/15/27	750,000	760,918
				11,326,256
Health Care — 5.3%
Heartland Dental, LLC, 144A	8.500%	05/01/26	1,003,000	822,460
Prime Healthcare Services, Inc., 144A	7.250%	11/01/25	1,000,000	888,395
RP Escrow Issuer, LLC, 144A	5.250%	12/15/25	750,000	586,095
U.S. Acute Care Solutions, LLC, 144A	6.375%	03/01/26	960,000	851,232
				3,148,182
Industrials — 10.6%
Air Canada Pass-Through Certificates, 144A, Series 2015-1-B	3.875%	09/15/24	58,802	58,745
Air Canada Pass-Through Certificates, 144A, Series 2017-1-B	3.700%	01/15/26	771,583	717,661
American Airlines Group Pass-Through Certificates, Series 2017-1B-B	4.950%	08/15/26	752,400	729,833
American Airlines, Inc., 144A	11.750%	07/15/25	750,000	821,575
Brundage-Bone Concrete Pumping, 144A	6.000%	02/01/26	935,000	869,229
GardaWorld Security Corporation, 144A	4.625%	02/15/27	750,000	667,995
Prime Security Services Borrower, LLC, 144A	5.750%	04/15/26	1,000,000	966,250
Sotheby’s, 144A	4.875%	12/15/25	6,000	5,520
United Airlines Pass-Through Trust, Series 2020-1B-B	4.875%	07/15/27	759,675	736,308
United Airlines, Inc., Series 2016-1B-B	3.650%	07/07/27	771,875	713,150
				6,286,266

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)
CORPORATE BONDS — 90.6% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 1.3%
Fortress Transportation & Infrastructure Investors, LLC, 144A	9.750%	08/01/27	$750,000	$770,573

Real Estate — 6.1%
Brookfield Property Partners, L.P., 144A	5.750%	05/15/26	1,000,000	920,505
HAT Holdings LLC, 144A	3.375%	06/15/26	1,025,000	889,187
New Residential Investment Corporation, 144A	6.250%	10/15/25	950,000	868,063
SBA Communications Corporation	3.875%	02/15/27	1,000,000	904,806
				3,582,561
Technology — 5.0%
LogMeIn, Inc., 144A	5.500%	09/01/27	750,000	359,171
Norton Life Lock, Inc.	6.750%	09/30/27	875,000	860,079
Picard Midco, Inc., 144A	6.500%	03/31/29	1,025,000	888,386
Sabre Global, Inc., 144A	11.250%	12/15/27	835,000	834,474
				2,942,110
Utilities — 2.1%
Elwood Energy, LLC	8.159%	07/05/26	525,791	467,954
NSG Holdings, LLC, 144A	7.750%	12/15/25	789,782	773,987
				1,241,941

Total Corporate Bonds (Cost $58,165,459)				$53,587,286

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)
MONEY MARKET FUNDS — 1.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.51% (b) (Cost $576,709)	576,709	$576,709

Total Investments at Value — 98.4% (Cost $63,361,923)		$58,163,805

Other Assets in Excess of Liabilities — 1.6%		966,367

Net Assets — 100.0%		$59,130,172

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $42,936,257 as of February 28, 2023, representing 72.6% of net assets.

(a)	Payment-in-kind bond. The rate shown is the coupon rate of 8.25%. The payment-in-kind rate is 0.75%.

(b)	The rate shown is the 7-day effective yield as of February 28, 2023.

See accompanying notes to financial statements.

F/m FUNDS TRUST
Statements of Assets and Liabilities
February 28, 2023 (Unaudited)
			Oakhurst Short
		Oakhurst Short	Duration High
	Oakhurst Fixed	Duration Bond	Yield Credit
	Income Fund	Fund	Fund
ASSETS
Investments in securities:
At cost	$133,766,003	$46,701,245	$63,361,923
At value (Note 2)	$120,452,512	$43,727,194	$58,163,805
Receivable for capital shares sold	3,134	—	—
Receivable for investment securities sold	929,173	—	—
Dividends and interest receivable	728,236	283,883	1,015,467
Other assets	45,165	35,123	30,127
TOTAL ASSETS	122,158,220	44,046,200	59,209,399
LIABILITIES
Dividends payable	109,337	1,701	5,445
Payable for capital shares redeemed	88,634	20,181	26,785
Payable for investment securities purchased	949,069	—	—
Payable to Adviser (Note 4)	30,450	1,385	26,172
Payable to administrator (Note 4)	12,050	6,580	7,640
Other accrued expenses	18,325	16,175	13,185
TOTAL LIABILITIES	1,207,865	46,022	79,227
NET ASSETS	$120,950,355	$44,000,178	$59,130,172
Net assets consist of:
Paid-in capital	$137,741,549	$50,171,791	$72,343,580
Accumulated deficit	(16,791,194)	(6,171,613)	(13,213,408)
NET ASSETS	$120,950,355	$44,000,178	$59,130,172
PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$120,950,355	$44,000,178	$59,130,172
Shares of Institutional Shares outstanding (unlimited number of shares authorized,no par value)	14,085,895	4,807,727	6,898,798
Net asset value, offering and redemption price per share (Note 2)	$8.59	$9.15	$8.57

See accompanying notes to financial statements.

F/m FUNDS TRUST
Statements of Operations
For the Six Months Ended February 28, 2023 (Unaudited)
			Oakhurst Short
		Oakhurst Short	Duration High
	Oakhurst Fixed	Duration Bond	Yield Credit
	Income Fund	Fund	Fund
INVESTMENT INCOME
Interest	$2,106,872	$835,508	$2,012,153
Dividends	24,078	16,390	35,967
TOTAL INCOME	2,130,950	851,898	2,048,120
EXPENSES
Investment advisory fees (Note 4)	294,097	82,429	227,294
Administration fees (Note 4)	45,211	18,815	24,227
Registration and filing fees	20,963	23,886	14,696
Trustees’ fees and expenses (Note 4)	19,002	19,002	19,002
Fund accounting fees (Note 4)	20,878	17,351	18,032
Pricing costs	23,679	18,466	8,504
Insurance expense	15,008	8,647	9,082
Audit and tax services fees	9,311	9,311	9,311
Compliance service fees (Note 4)	7,248	7,248	7,248
Transfer agent fees (Note 4)	9,000	6,000	6,000
Legal fees	5,936	5,936	5,936
Custodian and bank service fees	7,082	4,655	3,908
Shareholder reporting expenses	3,027	3,027	3,027
Other expenses	4,548	4,039	4,604
TOTAL EXPENSES	484,990	228,812	360,871
Less fee reductions by the Adviser (Note 4)	(132,074)	(87,504)	(72,966)
NET EXPENSES	352,916	141,308	287,905
NET INVESTMENT INCOME	1,778,034	710,590	1,760,215
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(1,662,709)	(772,998)	(5,074,664)
Net change in unrealized appreciation (depreciation) on investments	(2,511,006)	(168,635)	3,529,486
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(4,173,715)	(941,633)	(1,545,178)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,395,681)	$(231,043)	$215,037

See accompanying notes to financial statements.

OAKHURST FIXED INCOME FUND
Statements of Changes in Net Assets
	Six Months
	Ended
	February 28,	Year Ended
	2023	August 31,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$1,778,034	$2,260,531
Net realized losses from investment transactions	(1,662,709)	(1,225,877)
Net change in unrealized appreciation (depreciation) on investments	(2,511,006)	(13,290,452)
Net decrease in net assets from operations	(2,395,681)	(12,255,798)
DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,865,080)	(3,681,583)
FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	22,252,337	64,441,849
Reinvestments of distributions to shareholders	1,195,619	738,322
Payments for shares redeemed	(17,646,740)	(56,042,754)
Net increase in net assets from capital share transactions	5,801,216	9,137,417
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,540,455	(6,799,964)
NET ASSETS
Beginning of period	119,409,900	126,209,864
End of period	$120,950,355	$119,409,900
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	2,577,471	6,881,074
Shares issued in reinvestment of distributions to shareholders	139,423	75,845
Shares redeemed	(2,054,460)	(5,809,167)
Net increase in shares outstanding	662,434	1,147,752
Shares outstanding, beginning of period	13,423,461	12,275,709
Shares outstanding, end of period	14,085,895	13,423,461

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
Statements of Changes in Net Assets
	Six Months
	Ended
	February 28,	Year Ended
	2023	August 31,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$710,590	$1,325,945
Net realized losses from investment transactions	(772,998)	(643,602)
Net change in unrealized appreciation (depreciation) on investments	(168,635)	(4,210,869)
Net decrease in net assets from operations	(231,043)	(3,528,526)
DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(761,375)	(1,804,631)
FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	5,291,317	35,269,520
Reinvestments of distributions to shareholders	753,498	768,186
Payments for shares redeemed	(18,840,446)	(104,061,592)
Net decrease in net assets from capital share transactions	(12,795,631)	(68,023,886)
TOTAL DECREASE IN NET ASSETS	(13,788,049)	(73,357,043)
NET ASSETS
Beginning of period	57,788,227	131,145,270
End of period	$44,000,178	$57,788,227
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	579,644	3,667,532
Shares issued in reinvestment of distributions to shareholders	82,521	78,435
Shares redeemed	(2,059,305)	(10,663,975)
Net decrease in shares outstanding	(1,397,140)	(6,918,008)
Shares outstanding, beginning of period	6,204,867	13,122,875
Shares outstanding, end of period	4,807,727	6,204,867

See accompanying notes to financial statements.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Statements of Changes in Net Assets
	Six Months
	Ended
	February 28,	Year Ended
	2023	August 31,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$1,760,215	$4,095,772
Net realized losses from investment transactions	(5,074,664)	(888,591)
Net change in unrealized appreciation (depreciation) on investments	3,529,486	(10,427,059)
Net increase (decrease) in net assets from operations	215,037	(7,219,878)
DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,783,137)	(4,142,799)
FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	8,446,266	29,873,353
Reinvestments of distributions to shareholders	1,749,629	779,803
Payments for shares redeemed	(16,011,531)	(54,209,366)
Net decrease in net assets from capital share transactions	(5,815,636)	(23,556,210)
TOTAL DECREASE IN NET ASSETS	(7,383,736)	(34,918,887)
NET ASSETS
Beginning of period	66,513,908	101,432,795
End of period	$59,130,172	$66,513,908
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	978,731	3,077,434
Shares issued in reinvestment of distributions to shareholders	203,746	83,932
Shares redeemed	(1,846,417)	(5,680,701)
Net decrease in shares outstanding	(663,940)	(2,519,335)
Shares outstanding, beginning of period	7,562,738	10,082,073
Shares outstanding, end of period	6,898,798	7,562,738

See accompanying notes to financial statements.

OAKHURST FIXED INCOME FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended		Year	Year		Year	Year	Year
	Feb. 28,		Ended	Ended		Ended	Ended	Ended
	2023		Aug. 31,	Aug. 31,		Aug. 31,	Aug. 31,	Aug. 31,
	(Unaudited)		2022	2021		2020	2019	2018
Net asset value at beginning of period	$8.90		$10.28	$10.40		$10.10	$9.60	$9.91
Income (loss) from investment operations:
Net investment income	0.13		0.19	0.15		0.22	0.28	0.27
Net realized and unrealized gains (losses) on investments	(0.30)		(1.26)	(0.00	)(a)	0.32	0.51	(0.27)
Total from investment operations	(0.17)		(1.07)	0.15		0.54	0.79	(0.00	)(a)
Less distributions from:
Net investment income	(0.14)		(0.22)	(0.21)		(0.24)	(0.29)	(0.29)
Net realized gains on investments	—		(0.09)	(0.06)		—	—	(0.02)
Total distributions	(0.14)		(0.31)	(0.27)		(0.24)	(0.29)	(0.31)
Net asset value at end of period	$8.59		$8.90	$10.28		$10.40	$10.10	$9.60
Total return (b)	(1.95	%)(c)	(10.59%)	1.42%		5.45%	8.42%	0.01%
Net assets at end of period (000’s)	$120,950		$119,410	$126,210		$96,428	$76,637	$60,020
Ratio of total expenses to average net assets	0.82	%(d)	0.84%	0.80%		0.87%	0.94%	0.95%
Ratio of net expenses to average net assets (e)	0.60	%(d)	0.60%	0.60%		0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (e)	3.02	%(d)	1.97%	1.45%		2.20%	2.92%	2.77%
Portfolio turnover rate	13	%(c)	48%	52%		43%	36%	46%

(a)	Rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratios were determined based on expenses after any fee reductions/waivers by the Adviser (Note 4).

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended		Year	Year	Year	Year	Year
	Feb. 28,		Ended	Ended	Ended	Ended	Ended
	2023		Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value at beginning of period	$9.31		$9.99	$9.98	$9.94	$9.80	$9.97
Income (loss) from investment operations:
Net investment income	0.14		0.14	0.15	0.22	0.24	0.21
Net realized and unrealized gains (losses) on investments	(0.15)		(0.60)	0.07	0.07	0.18	(0.14)
Total from investment operations	(0.01)		(0.46)	0.22	0.29	0.42	0.07
Less distributions from:
Net investment income	(0.15)		(0.22)	(0.21)	(0.25)	(0.28)	(0.24)
Net asset value at end of period	$9.15		$9.31	$9.99	$9.98	$9.94	$9.80
Total return (a)	(0.09	%)(b)	(4.65%)	2.26%	2.95%	4.31%	0.73%
Net assets at end of period (000’s)	$44,000		$57,788	$131,145	$125,823	$112,976	$128,254
Ratio of total expenses to average net assets	0.97	%(c)	0.77%	0.65%	0.68%	0.63%	0.65%
Ratio of net expenses to average net assets (d)	0.60	%(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (d)	3.02	%(c)	1.58%	1.51%	2.13%	2.48%	2.09%
Portfolio turnover rate	8	%(b)	70%	102%	70%	47%	51%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratios were determined based on expenses after any fee reductions/waivers by the Adviser (Note 4).

See accompanying notes to financial statements.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended		Year	Year	Year	Year	Year
	Feb. 28,		Ended	Ended	Ended	Ended	Ended
	2023		Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value at beginning of period	$8.79		$10.06	$9.64	$9.95	$10.00	$10.28
Income (loss) from investment operations:
Net investment income	0.25		0.47	0.47	0.52	0.52	0.52
Net realized and unrealized gains (losses) on investments	(0.22)		(1.26)	0.42	(0.31)	(0.05)	(0.21)
Total from investment operations	0.03		(0.79)	0.89	0.21	0.47	0.31
Less distributions from:
Net investment income	(0.25)		(0.48)	(0.47)	(0.52)	(0.52)	(0.52)
Net realized gains on investments	—		—	—	—	—	(0.07)
Total distributions	(0.25)		(0.48)	(0.47)	(0.52)	(0.52)	(0.59)
Net asset value at end of period	$8.57		$8.79	$10.06	$9.64	$9.95	$10.00
Total return (a)	0.41	%(b)	(8.11%)	9.45%	2.27%	4.87%	3.08%
Net assets at end of period (000’s)	$59,130		$66,514	$101,433	$41,894	$45,830	$41,730
Ratio of total expenses to average net assets	1.19	%(c)	1.11%	1.18%	1.29%	1.25%	1.25%
Ratio of net expenses to average net assets (d)	0.95	%(c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (d)	5.81	%(c)	4.84%	4.72%	5.38%	5.29%	5.08%
Portfolio turnover rate	38	%(b)	53%	60%	113%	86%	78%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratios were determined based on expenses after any fee reductions/waivers by the Adviser (Note 4).

See accompanying notes to financial statements.

F/m FUNDS TRUST
Notes to Financial Statements
February 28, 2023 (Unaudited)

1. Organization

Oakhurst Fixed Income, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are each a diversified series of the F/m Funds Trust (formerly First Western Funds Trust) (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of Oakhurst Fixed Income Fund is total return.

The investment objective of Oakhurst Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity.

The investment objective of Oakhurst Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both classes of each Fund are offered, each share class will represent an ownership interest in the corresponding Fund’s investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), and in December 2022, the FASB issued Accounting Standards Update ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04, ASU 2021-01, and ASU 2022-06 are effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

is evaluating the impact of ASU 2020-04, ASU 2021-01, and ASU 2022-06 on the Funds’ investments, derivatives, debt, and other contracts that will undergo reference rate elated modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

Securities valuation – Securities are generally valued at fair value using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Oakhurst Capital Advisors, LLC (formerly known as Oakhurst Capital Management, LLC) (the “Adviser” and “Valuation Designee”) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Valuation Designee and the Board.

Investments in registered investment companies, including money market funds, are reported at their respective net asset values (“NAVs”) as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are typically classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments based on inputs used to value the investments as of February 28, 2023:

Oakhurst Fixed Income Fund
	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$31,937,553	$—	$31,937,553
Municipal Bonds	—	224,291	—	224,291
Asset-Backed Securities	—	10,446,663	—	10,446,663
Collateralized Mortgage Obligations	—	38,449,457	—	38,449,457
Corporate Bonds	—	38,909,430	—	38,909,430
Money Market Funds	485,118	—	—	485,118
Total	$485,118	$119,967,394	$—	$120,452,512

Oakhurst Short Duration Bond Fund
	Level 1	Level 2	Level 3	Total

U.S. Government & Agencies	$—	$1,665,233	$—	$1,665,233
Asset-Backed Securities	—	6,034,834	—	6,034,834
Collateralized Mortgage Obligations	—	16,669,584	—	16,669,584
Corporate Bonds	—	18,879,772	—	18,879,772
Money Market Funds	477,771	—	—	477,771
Total	$477,771	$43,249,423	$—	$43,727,194

Oakhurst Short Duration High Yield Credit Fund
	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$3,999,810	$—	$3,999,810
Corporate Bonds	—	53,587,286	—	53,587,286
Money Market Funds	576,709	—	—	576,709
Total	$576,709	$57,587,096	$—	$58,163,805

The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2023.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Common expenses – Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method and recognized within interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the six-month period ended February 28, 2023 and the year ended August 31, 2022 was as follows:

	Ordinary	Long-Term	Total
Period Ended	Income	Capital Gains	Distributions
Oakhurst Fixed Income Fund:
February 28, 2023	$1,865,080	$—	$1,865,080
August 31, 2022	$2,572,576	$1,012,132	$3,584,708

Oakhurst Short Duration Bond Fund:
February 28, 2023	$761,375	$—	$761,375
August 31, 2022	$1,784,854	$—	$1,784,854

Oakhurst Short Duration High Yield Credit Fund:
February 28, 2023	$1,783,137	$—	$1,783,137
August 31, 2022	$4,244,150	$—	$4,244,150

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Funds’ financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2023:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund
Tax cost of investments	$134,142,859	$46,701,245	$63,361,923
Gross unrealized appreciation	$205,187	$56,643	$188,239
Gross unrealized depreciation	(13,895,534)	(3,030,694)	(5,386,357)
Net unrealized depreciation on investments	(13,690,347)	(2,974,051)	(5,198,118)
Accumulated ordinary income	118,181	10,122	27,030
Capital losses carryforwards	—	(2,382,928)	(2,938,674)
Other losses	(3,109,691)	(823,055)	(5,098,201)
Distributions payable	(109,337)	(1,701)	(5,445)
Accumulated deficit	$(16,791,194)	$(6,171,613)	$(13,213,408)

The difference between the federal income tax cost of investments and the financial statement cost of investments for Oakhurst Fixed Income Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

As of August 31, 2022, the Funds had the following CLCFs for federal income tax purposes:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund
Short-term loss carryforwards	$—	$1,388,941	$2,191,580
Long-term loss carryforwards	—	993,987	747,094
Total	$—	$2,382,928	$2,938,674

These CLCFs may be carried forward indefinitely and are available to offset net realized capital gains in the current and future years, thereby reducing future taxable capital gain distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2023, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund
Purchases of investment securities	$12,079,261	$3,499,234	$22,298,448
Proceeds from sales and maturities of investment securities	$12,984,450	$12,030,195	$26,220,299

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

During the six months ended February 28, 2023, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund
Purchases of U.S. government long-term securities	$8,355,166	$418,671	$—
Proceeds from sales and maturities of U.S. government securities	$1,835,400	$4,570,773	$—

4. Transactions with Related Parties

Oakhurst Capital Advisors, LLC (formerly known as Oakhurst Capital Management, LLC) (the “Adviser” or “Oakhurst”) is the investment adviser for the Funds. Prior to January 31, 2023, Oakhurst was jointly owned by Lido Advisors, LLC and F/m Acceleration, LLC.

On January 31, 2023, Diffractive Managers Group (“Diffractive”), a multi-boutique asset management company, acquired the assets of F/m Acceleration, LLC, the parent company of F/m Investments, LLC, d/b/a Oakhurst Capital Advisors (“F/m Investments” or the “Sub-Adviser”), the Funds’ sub-adviser (the “F/m Transaction”). Also on January 31, 2023, Rowhouse Capital Partners, LLC acquired F/m Acceleration, LLC’s ownership interest in Oakhurst (the “Oakhurst Transaction” and with the F/m Transaction, the “Transactions”). In connection with the Transactions, Oakhurst was renamed Oakhurst Capital Advisors, LLC and F/m d/b/a Oakhurst Capital Advisors was renamed F/m d/b/a Oakhurst Capital Management.

In connection with the Transactions, the investment advisory agreements (the “Previous Advisory Agreements”) between Oakhurst and the Trust, on behalf of the Funds, and the sub-advisory agreements (the “Previous Sub-Advisory Agreements”) among Oakhurst, F/m Investments and the Trust, on behalf of the Funds, were terminated, effective January 31, 2023, and the Board approved (i) interim investment advisory agreements (the “Interim Advisory Agreements”) between Oakhurst and the Trust on behalf of the Funds, effective January 31, 2023; (ii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) among Oakhurst, F/m Investments and the Trust, on behalf of the Funds, effective January 31, 2023; (iii) new investment advisory agreements (the “New Advisory Agreements”) between Oakhurst and the Trust on behalf of the Funds; and (iv) new sub-advisory agreements (the “New Sub-Advisory Agreements”) among Oakhurst, F/m Investments and the Trust on behalf of the Funds. The Interim Advisory Agreements and the Interim Sub-Advisory Agreements have the same material terms and fee arrangements as the Previous Advisory Agreements and the

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

Previous Sub-Advisory Agreements, respectively. The New Advisory Agreements and the New Sub-Advisory Agreements will be submitted to the shareholders of the Funds for approval at a Special Meeting of Shareholders. The Interim Advisory Agreements and the Interim Sub-Advisory Agreements remain in effect at this time.

PREVIOUS INVESTMENT ADVISORY AGREEMENTS

Prior to January 31, 2023, under the terms of the Previous Investment Advisory Agreements, Oakhurst Fixed Income Fund paid the Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets; Oakhurst Short Duration Bond Fund paid the Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets and Oakhurst Short Duration High Yield Credit Fund paid the Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser contractually agreed until December 31, 2023 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets allocable to Institutional Shares of each of Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund and to 0.95% of the average daily net assets allocable to Institutional Shares of Oakhurst Short Duration High Yield Credit Fund. During the period from September 1, 2022 through January 31, 2023, the Adviser waived advisory fees by $115,983, $76,934, and $64,684 for Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund, respectively. These amounts are not recoverable by the Adviser.

INTERIM INVESTMENT ADVISORY AGREEMENTS

Effective January 31, 2023, under the terms of the Interim Investment Advisory Agreements, Oakhurst Fixed Income Fund paid the Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets; Oakhurst Short Duration Bond Fund paid the Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets and Oakhurst Short Duration High Yield Credit Fund paid the Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed until December 31, 2023 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets allocable to Institutional Shares

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

of each of Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund and to 0.95% of the average daily net assets allocable to Institutional Shares of Oakhurst Short Duration High Yield Credit Fund. During the period from February 1, 2023 through February 28, 2023, the Adviser reduced advisory fees by $16,091, $10,570, and $8,282 for Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund, respectively.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause a Fund’s ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the agreed upon expense limitations. As of February 28, 2023, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $16,091, $10,570, and $8,282 for Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund, respectively. The Adviser may recover these amounts no later than the date stated below:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund
February 28, 2026	$16,091	$10,570	$8,282
Total	$16,091	$10,570	$8,282

F/m Investments is the sub-adviser to the Funds. The Sub-Adviser is paid a fee equal to the annual rate of 0.025% of each Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Funds) at the annual rate of the average value of each Fund’s daily net assets. The Sub-Adviser’s fee is reduced on a pro-rata basis to the extent that the Adviser reduces its advisory fees or reimburses expenses of the Funds.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for the distribution of shares of the Funds. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Funds) for its services to the Trust.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

Pursuant to a Compliance Consulting Agreement with Key Bridge Compliance, LLC (“Key Bridge”), Key Bridge provides the Chief Compliance Officer and compliance services to the Trust.

TRUSTEES’ COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an annual fee of $46,000, payable quarterly (except that amount is $47,000 for the Chair of the Committee of Independent Trustees) and reimbursement of travel and other expenses incurred in attending meetings. Trustees who are affiliated with the Adviser do not receive compensation from the Trust. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2023, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNERS	% Ownership
Oakhurst Fixed Income Fund
Charles Schwab & Company (for the benefit of its customers)	61%
National Financial Services, LLC (for the benefit of its customers)	36%

Oakhurst Short Duration Bond Fund
Charles Schwab & Company (for the benefit of its customers)	96%

Oakhurst Short Duration High Yield Credit Fund
Charles Schwab & Company (for the benefit of its customers)	87%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

6. Bank Line of Credit

Oakhurst Fixed Income Fund has an uncommitted senior secured line of credit up to $6,000,000 with its custodian bank which expires on December 15, 2023. Oakhurst Short Duration Bond Fund has an uncommitted senior secured line of credit up to $3,000,000 with its custodian bank which expires on December 15, 2023. Oakhurst Short Duration High Yield Credit Fund has an uncommitted senior secured line of credit up to $3,500,000 with its custodian bank which expires on December 15, 2023. All portfolio securities held by each Fund are pledged as collateral for its line of credit. Borrowings under the lines of credit bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. As of February 28, 2023, the Prime Rate was 7.75%. During the six months ended February 28, 2023, none of the Funds borrowed under their respective lines of credit.

7. Risks Associated with Collateralized Mortgage Obligations

Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in collateralized mortgage obligations (“CMOs”). This means each Fund will invest at least 25% of its total assets in agency and non-agency CMOs. The Funds’ investments in CMOs are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on CMOs, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a CMO and cause the Funds to reinvest their assets at a lower prevailing interest rate. CMOs are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of CMOs due to the deceleration of prepayments. CMOs may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in CMOs are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in CMOs, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in CMOs. As of February 28, 2023, Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund had 31.8% and 37.9%, respectively, of the value of their net assets invested in CMOs.

8. Risks Associated with Lower Rated Debt Securities

Oakhurst Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and may adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, Inc. are generally considered to be “junk” bonds.

9. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of February 28, 2023, Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund had 19.1%, 27.5% and 72.6%, respectively, of the value of their net assets invested in Rule 144A securities.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

On March 31, 2023, Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund paid net investment income dividends of $0.0218, $0.0262, and $0.0434 per share, respectively, to shareholders of record on March 30, 2023.

On March 29, 2023, the Board approved an Agreement and Plan of Reorganization for the Funds relating to the reorganization of each of the Funds (the “Reorganizations”) into newly created series of The RBB Fund, Inc. The Reorganizations are subject to the completion of certain conditions, including approval by the Funds’ shareholders.

F/m FUNDS TRUST
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2022) and held until the end of the period (February 28, 2023).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

F/m FUNDS TRUST
About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning	Ending
	Account	Account		Expenses
	Value	Value	Net	Paid
	September 1,	February 28,	Expense	During
	2022	2023	Ratio(a)	Period(b)
Oakhurst Fixed Income Fund
Based on Actual Fund Return	$1,000.00	$980.50	0.60%	$2.95
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

Oakhurst Short Duration Bond Fund
Based on Actual Fund Return	$1,000.00	$999.10	0.60%	$2.97
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

Oakhurst Short Duration High Yield Credit Fund
Based on Actual Fund Return	$1,000.00	$1,004.10	0.95%	$4.72
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

F/m FUNDS TRUST
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website www.fm-funds.com.

F/m FUNDS TRUST
Approval of Interim and New Investment
Advisory Agreements and Interim and
New Sub-Advisory Agreements

On January 31, 2023, Diffractive Managers Group (“Diffractive”), a multi-boutique asset management company, acquired the assets of F/m Acceleration, LLC (“F/m Acceleration”), the parent company of F/m Investments, LLC, d/b/a Oakhurst Capital Advisors (“F/m” or the “Sub-Adviser”), the Funds’ sub-adviser (the “F/m Transaction”). Also on January 31, 2023, Rowhouse Capital Partners, LLC acquired F/m Acceleration’s interest in Oakhurst Capital Management, LLC (the “Adviser” or “Oakhurst”), the Funds’ investment adviser (the “Oakhurst Transaction” and with the F/m Transaction, the “Transactions”). In conjunction with the Transactions, Oakhurst was renamed Oakhurst Capital Advisors, LLC and F/m d/b/a Oakhurst Capital Advisors was renamed F/m d/b/a Oakhurst Capital Management. The Transactions resulted in changes in “control” of each of Oakhurst and F/m (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and the automatic termination of (i) the current investment advisory agreements between Oakhurst and F/m Funds Trust (the “Trust”), on behalf of the Funds (the “Current Advisory Agreements”) and (ii) the current sub-advisory agreements among Oakhurst, F/m and the Trust, on behalf of the Funds (the “Current Sub-Advisory Agreements” and, together with the Current Advisory Agreements, the “Current Agreements”). In anticipation of the closing of the Transactions, at a meeting held by video conference on January 23, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the Trust, including the Trustees who are not “interested persons” of the Trust, as defined by the 1940 Act (the “Independent Trustees”) voting separately, approved interim investment advisory agreements between Oakhurst and the Trust, on behalf of each Fund (the “Interim Advisory Agreements” and, together with the Interim Advisory Agreements, the “Interim Agreements”), and interim sub-advisory agreements among Oakhurst, F/m and the Trust, on behalf of each Fund (the “Interim Sub-Advisory Agreements”). The Interim Advisory Agreements and the Interim Sub-Advisory Agreements, having the same material terms and fee arrangements as the Funds’ Current Advisory Agreements and Current Sub-Advisory Agreements, respectively, became effective upon the closing of the Transactions on January 31, 2023.

Also at the Meeting, the Board, including the Independent Trustees voting separately, approved new investment advisory agreements between Oakhurst and the Trust, on behalf of the Funds (the “New Advisory Agreements”), subject to shareholder approval, and new sub-advisory agreements among Oakhurst, F/m and the Trust, on behalf of each Fund (the “New Sub-Advisory Agreements and, together with the New Advisory Agreements, the “New Agreements”), subject to shareholder approval.

F/m FUNDS TRUST
Approval of Interim and New Investment
Advisory Agreements and Interim and
New Sub-Advisory Agreements (Continued)

In the course of their consideration of the Interim Advisory Agreements, the Interim Sub-Advisory Agreements, the New Advisory Agreements and the New Sub-Advisory Agreements (collectively, the “Agreements”), the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed approval of the Agreements on behalf of the Funds. The Independent Trustees received and reviewed a variety of information related to the Funds and the Adviser and Sub-Adviser that had been provided by the Adviser and Sub-Adviser in response to requests of independent legal counsel on behalf of the Independent Trustees.

In considering the Agreements and reaching their conclusions with respect to the approval of the Agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

(i)	The nature, extent, and quality of the services to be provided by F/m and Oakhurst. The Board considered the responsibilities that F/m and Oakhurst would have under the applicable Agreements, and the proposed services that F/m and Oakhurst would provide to the applicable Funds, including, without limitation, its procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objective and limitations, its marketing and distribution efforts, and its adherence to compliance procedures and practices. The Trustees considered the scope and quality of the in-house capabilities of F/m and Oakhurst and other resources that F/m and Oakhurst would continue to dedicate to performing services for the Funds. The quality of administrative and other services, including Oakhurst’s role in coordinating the activities of the Funds’ other service providers, including F/m, was considered in light of each of the Fund’s continued need to adhere to its investment policies as well as applicable laws and regulations and to maintain a robust compliance program. The Trustees also considered the business reputation of F/m and Oakhurst and their affiliates, the qualifications of their key investment and compliance personnel and the financial resources of F/m, Rowhouse Capital Partners, LLC and their affiliates. After reviewing the foregoing and additional information provided in the Meeting Materials, the Board concluded that the nature, extent, and quality of the services to be provided by F/m and Oakhurst to the Funds, whether as interim adviser, new adviser, interim sub-adviser or sub-adviser, as applicable, will be substantially identical to the nature, extent and quality of the services provided under each of the Current Agreements, and were satisfactory and adequate.

F/m FUNDS TRUST
Approval of Interim and New Investment
Advisory Agreements and Interim and
New Sub-Advisory Agreements (Continued)

(ii)	The investment management capabilities and experience of F/m and Oakhurst. The Board considered the investment management experience of F/m and Oakhurst and reviewed its discussions with F/m, Oakhurst and Diffractive executives earlier in the Meeting regarding the investment objective and strategies for each of the Funds as well as each of F/m’s and Oakhurst’s experience and plans for implementing such strategies. In particular, the Trustees noted that the Funds’ current investment management team was expected to continue management of the Funds. The Board also reviewed information from each of F/m and Oakhurst, regarding prior experience in the financial industry as well as business reputation, the qualifications of key investment and compliance personnel, and financial resources. Given that the portfolio management team would remain the same under the Interim Agreements and New Agreements as was currently in place, the Trustees considered both short-term and long-term investment performance of the Funds. Each Fund’s performance was compared to its performance benchmark and to that of its Morningstar category. After consideration of these and other factors, the Board determined that F/m had the requisite knowledge and experience to serve as the Interim Sub-Adviser and New Sub-Adviser for each of the Funds, and that Oakhurst had the requisite knowledge and experience to serve as the Interim Adviser and New Adviser for each of the Funds.

(iii)	The costs of the services to be provided and profits to be realized by F/m and Oakhurst and its affiliates from the relationship with the Funds. In reviewing the fees payable under the Interim Advisory Agreements and the New Advisory Agreements, the Trustees noted that such fees would be identical to those payable under the Funds’ Current Advisory Agreements. The Trustees considered certain information comparing the advisory fee and overall expense level of each Fund to those of its Morningstar category. In reviewing the fees under the Interim Sub-Advisory Agreements and New Sub-Advisory Agreements, the Trustees also noted that such fees would continue to be paid out of the advisory fees to be paid by the Funds to Oakhurst. The Board considered each of F/m’s and Oakhurst’s financial condition and its expected level of commitment to the Funds as well as the overall expenses and fees of the Funds, including the advisory fee. The Board noted the Expense Limitation Agreements currently in effect, that Oakhurst was currently waiving a portion of its advisory fees and the Interim Adviser’s and the New Adviser’s intent to enter into expense limitation agreements on the same terms as the current ones. The Trustees also considered information provided to them concerning each of F/m’s and Oakhurst’s estimated profitability with

F/m FUNDS TRUST
Approval of Interim and New Investment
Advisory Agreements and Interim and
New Sub-Advisory Agreements (Continued)

respect to each Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory and sub-advisory fees. For these purposes, the Trustees took into account not only the fees to be paid by the Funds, but also so-called “fallout” benefits to Oakhurst as well as F/m and its affiliates. In evaluating the fees, the Trustees took into account the complexity and quality of the investment management of the Funds. The Board concluded that the fees payable under the Agreements were fair and reasonable given the scope and quality of services to be provided by F/m and Oakhurst. The Board also concluded that Oakhurst’s and F/m’s estimated profitability and “fall out” benefits with respect to their management of the Funds were reasonable.

(iv)	The extent to which the Funds and its investors would benefit from economies of scale. In this regard, the Independent Trustees considered the current size of the Funds and their anticipated growth trajectory, noting that the Funds would need to realize considerable growth in assets before F/m and Oakhurst would start to receive full advisory fees from the Funds. In view of the foregoing, the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale were not material factors in the Independent Trustees’ decision to approve the Agreements.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the Agreements and each Trustee weighed the various factors as he or she deemed appropriate. Rather the Trustees concluded, in view of a weighing and balancing of all factors considered, that approval of the Agreements was in the best interests of each Fund and its shareholders. The Board noted that the scope, quality, and nature of services to be provided by Oakhurst, and the fees to be paid to Oakhurst under each of the Interim Advisory Agreements and New Advisory Agreements would be substantially identical to the scope, quality and nature of services provided, and fees paid, under the Current Advisory Agreements. The Board further noted that the scope, quality, and nature of services to be provided by F/m, and the fees to be paid by Oakhurst to F/m from the advisory fees to be paid by the Funds to Oakhurst under each of the Interim Sub-Advisory Agreements and New Sub-Advisory Agreements would be substantially identical to the scope, quality and nature of services provided, and fees paid, under the Current Sub-Advisory Agreements. After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, unanimously concluded that approval of each of the Agreements was in the best interest of each Fund and its shareholders.

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F/m FUNDS TRUST

Investment Adviser

Oakhurst Capital
Advisors, LLC
1875 Century Park E,
Suite 950,
Los Angeles, CA 90067

Sub-Adviser

F/m Investments, LLC
d/b/a Oakhurst Capital Management
3050 K Street, NW,
Suite 201
Washington, D.C. 20007

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-292-6775

Legal Counsel

Sullivan & Worcester LLP
1666 K Street, NW
Washington, D.C. 20006

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Board of Trustees

Alexander Morris
Debra L. McGinty-Poteet
E. Keith Wirtz
John R. Hildebrand

Executive Officers

Matthew Swendiman, President
Angela A. Simmons, Treasurer
Bernard Brick, Secretary
Dennis Mason, Chief Compliance Officer

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Oakhurst-SAR-23

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	F/m Funds Trust

By (Signature and Title)*		/s/ Matthew Swendiman

Matthew Swendiman, President and Principal Executive Officer

Date	April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Matthew Swendiman

Matthew Swendiman, President and Principal Executive Officer

Date	April 28, 2023

By (Signature and Title)*		/s/ Angela A. Simmons

Angela A. Simmons, Treasurer and Principal Accounting Officer

Date	April 28, 2023

* Print the name and title of each signing officer under his or her signature.